Financial Instruments And Risks - Summary of Changes of ECL Impairment Provision On Loans To Customers And Financing Guarantee Liabilities Related To ECL Assuming The Financial Assets (Detail) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Difference-amount	¥ (2,346,875)	¥ (553,099)
Difference-ratio	(18.00%)	(10.00%)
Assumption Of Reclassification Of Financial Instruments From Stage Two To Stage One [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 10,479,472	¥ 4,897,881
Recognised In The Balance Sheet [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 12,826,347	¥ 5,450,980